UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2015

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing 6-month period and since inception (June 25, 2014) as of April 30, 2015 were as follows:

	6 Months Ended 4/30/15	Since Inception
LSV Global Value Fund, Institutional Class	6.04%	4.23%
Benchmark:
MSCI AC World Index	4.97	3.68
Broad Market:
MSCI AC World Value Index	2.83	0.16

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Global equity markets continued to generate decent returns in the trailing 6-month period as the MSCI AC World Index was up 5.0%. Value stocks lagged as the MSCI AC World Value Index was up 2.8%. For the trailing 1-year period, the spread is significant as the MSCI AC World Value Index has lagged the MSCI AC World Growth Index by 8.0%.

Not surprisingly, LSV’s deep value exposure relative to the benchmark detracted from results during the period. However, the Fund’s smaller capitalization bias contributed positively to relative performance. Stock selection overall was positive with Fund holdings performing well on a relative basis in the Consumer Staples, Industrials and Health Care sectors. Fund holdings lagged in the Technology and Consumer Discretionary sectors. Within countries, Fund holdings performed well in Hong Kong, Taiwan and Italy but detracted in the U.S., Canada and Australia. Overall sector allocations had little impact during the period.

The Fund’s valuations moved higher during the trailing 6-month period but still trade at a significant discount to the value benchmark. The portfolio is trading at 12.7x forward earnings compared to 17.8x for the benchmark, 1.7x book value compared to 2.2x for the benchmark and 8.1x cash flow compared to 11.4x for the MSCI AC World Index. The portfolio is also yielding 2.6%.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. At April 30, the Fund’s biggest overweights are to the Financials, Consumer Discretionary and Materials sectors while the largest underweights are to Consumer Staples and Health Care. At the industry level, the portfolio was overweight Insurance, Technology Hardware and Electronic Equipment Instruments while underweight Internet Software Services, Beverages and REITs.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 Developed Markets countries.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2015	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Global Value Fund	Shares	Value (000)

Foreign Common Stock (52.9%)
Australia (1.2%)
Beach Energy	6,200	$6
Fortescue Metals Group	2,500	4
McMillan Shakespeare	1,000	9
Rio Tinto	250	11

		30

Austria (0.5%)
Voestalpine	300	12

Belgium (0.5%)
Delhaize Group	150	12

Bermuda (1.4%)
Everest Re Group	60	11
PartnerRe	80	10
Validus Holdings	300	12

		33

Brazil (1.0%)
Cia de Saneamento Basico do
Estado de Sao Paulo	1,100	7
Itausa — Investimentos Itau	4,100	14
Magazine Luiza	2,400	4

		25

Canada (2.9%)
Air Canada, Cl B*	1,200	12
Canadian Imperial Bank of Commerce	130	10
Domtar	200	9
Magna International	200	10
National Bank of Canada	300	12
Rogers Communications, Cl B	300	11
Shaw Communications, Cl B	400	9

		73

	Shares	Value (000)

Cayman Islands (0.5%)
Fresh Del Monte Produce	300	$11

China (2.9%)
China CITIC Bank, Cl H	18,000	16
Great Wall Motor, Cl H	3,000	23
Jintian Pharmaceutical Group	40,000	21
Shanghai Pharmaceuticals Holding, Cl H	4,000	13

		73

Finland (0.3%)
Neste Oil	300	8

France (3.2%)
Alten	200	10
AXA	400	10
BNP Paribas	140	9
Electricite de France	600	15
Renault	100	11
Sanofi	140	14
Total	200	11

		80

Germany (4.2%)
Allianz	60	10
Daimler	140	14
Deutsche Bank	700	22
Leoni	100	6
Muenchener Rueckversicherungs	50	10
Siemens	200	22
Stada Arzneimittel	200	7
Volkswagen	50	13

		104

Guernsey (0.4%)
Amdocs	200	11

Hong Kong (2.0%)
China Resources Power Holdings	4,000	12
Shenzhen International Holdings	8,500	16
Tongda Group Holdings	70,000	13
Truly International Holdings	18,000	8

		49

Indonesia (0.6%)
Bank Negara Indonesia Persero	27,700	14

Ireland (1.1%)
Seagate Technology	200	12
Smurfit Kappa Group	500	15

		27

Israel (1.1%)
Bank Hapoalim	1,700	9
Teva Pharmaceutical Industries	300	18

		27

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)

Italy (0.3%)
Astaldi	900	$8

Japan (8.2%)
Aozora Bank	3,000	11
Fuji Oil	700	10
Isuzu Motors	1,000	13
KDDI	600	14
Lintec	500	12
Matsumotokiyoshi Holdings	300	11
Nippon Telegraph & Telephone	300	20
Nitto Kogyo	500	9
Resona Holdings	3,100	17
Ricoh	1,400	15
Shindengen Electric Manufacturing	2,000	10
SKY Perfect JSAT Holdings	1,500	9
Sumitomo	700	8
Towa Pharmaceutical	200	11
Toyo Tire & Rubber	500	10
Tsumura	400	9
Valor	600	13

		202

Mexico (0.3%)
OHL Mexico*	3,300	7

Netherlands (1.7%)
Aegon	1,300	10
Koninklijke Ahold	800	16
Royal Dutch Shell, Cl B	500	16

		42

New Zealand (0.3%)
SKY Network Television	1,700	8

Norway (0.8%)
DNB	500	9
Marine Harvest	800	10

		19

Russia (0.5%)
Lukoil OAO ADR	200	10
Sistema GDR	400	3

		13

Singapore (1.1%)
DBS Group Holdings	1,000	16
Flextronics International*	900	10

		26

South Africa (0.9%)
Barclays Africa Group	800	13
Vodacom Group	800	10

		23

South Korea (1.1%)
Samsung Electronics	20	26

	Shares	Value (000)

Spain (0.4%)
Mapfre	2,600	$10

Sweden (1.0%)
Nordea Bank	900	12
TeliaSonera	2,000	12

		24

Switzerland (3.8%)
Credit Suisse Group	900	24
Gategroup Holding	400	14
Pargesa Holding	140	10
Swiss Life Holding	40	9
Swiss Re	200	18
Zurich Insurance Group	60	19

		94

Taiwan (1.1%)
Micro-Star International	8,000	9
Pegatron	6,000	18

		27

Thailand (0.5%)
Krung Thai Bank	21,700	13

Turkey (0.4%)
Eregli Demir ve Celik Fabrikalari	6,500	11

United Kingdom (6.7%)
3i Group	1,700	13
Acacia Mining	2,800	12
Anglo American	400	7
AstraZeneca	130	9
BAE Systems	1,400	11
Bellway	400	12
BP	1,800	13
Centrica	2,100	8
DS Smith	2,800	15
Ensco, Cl A	300	8
Imperial Tobacco Group	200	10
J Sainsbury	1,900	8
Lloyds Banking Group	8,000	10
Noble	400	7
Old Mutual	3,000	11
Paragon Offshore	133	—
Petrofac	300	4
Tate & Lyle	900	8

		166

Total Foreign Common Stock
(Cost $1,312)		1,308

Common Stock (43.1%)
Aerospace & Defense (0.9%)
L-3 Communications Holdings, Cl 3	60	7
Northrop Grumman	100	15

		22

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)

Agricultural Products (0.3%)
Ingredion	100	$8

Air Freight & Logistics (0.4%)
FedEx	60	10

Aircraft (0.7%)
JetBlue Airways*	900	18

Apparel Retail (0.6%)
Gap	400	16

Asset Management & Custody Banks (0.5%)
Ameriprise Financial	100	13

Automotive (2.2%)
Ford Motor	1,300	21
Goodyear Tire & Rubber	400	11
Lear	100	11
TRW Automotive Holdings*	100	10

		53

Banks (2.5%)
CIT Group	300	13
JPMorgan Chase	200	13
PNC Financial Services Group	150	14
Regions Financial	1,000	10
Wells Fargo	200	11

		61

Biotechnology (1.3%)
Amgen	80	13
Gilead Sciences	100	10
United Therapeutics*	60	9

		32

Cable & Satellite (0.6%)
DIRECTV*	170	15

Chemicals (1.4%)
Celanese, Cl A	160	11
Eastman Chemical	200	15
Huntsman	400	9

		35

Computers & Services (3.6%)
EMC	500	13
Hewlett-Packard	300	10
Microsoft	300	15
NetApp	400	15
Oracle	300	13
Symantec	500	12
Western Digital	100	10

		88

Construction & Engineering (0.5%)
Fluor	200	12

Drug Retail (0.4%)
CVS Health	100	10

	Shares	Value (000)

Electrical Services (0.9%)
American Electric Power	200	$11
FirstEnergy	300	11

		22

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	50	14

Financial Services (0.9%)
Capital One Financial	130	10
Citigroup	200	11

		21

Food, Beverage & Tobacco (0.8%)
ConAgra Foods	300	11
Supervalu*	1,000	9

		20

General Merchandise Stores (0.6%)
Target	200	16

Health Care Equipment (0.7%)
Baxter International	240	17

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	70	12

Industrials (0.4%)
Brink’s	400	11

Insurance (4.9%)
Aflac	160	10
Allstate	200	14
American Financial Group	200	13
Anthem	140	21
Hartford Financial Services Group	400	16
Lincoln National	200	11
Prudential Financial	160	13
Radian Group	700	13
Travelers	100	10

		121

Machinery (1.6%)
Caterpillar	100	9
Deere	160	14
Meritor*	900	12
Trinity Industries	200	5

		40

Media (0.5%)
Starz*	300	12

Multimedia (0.6%)
Viacom, Cl B	200	14

Office Electronics (0.5%)
Xerox	1,100	13

Paper Packaging (0.5%)
Rock-Tenn, Cl A	200	13

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)

Petroleum & Fuel Products (2.9%)
Chevron	130	$15
ConocoPhillips	100	7
Exxon Mobil	150	13
Marathon Oil	200	6
Marathon Petroleum	100	10
Phillips 66	130	10
Valero Energy	200	11

		72

Pharmaceuticals (2.3%)
AbbVie	300	19
Johnson & Johnson	100	10
Pfizer	800	27

		56

Printing & Publishing (0.4%)
Gannett	300	10

Retail (2.5%)
Brinker International	200	11
Dillard’s, Cl A	100	13
Kohl’s	200	14
Kroger	200	14
Macy’s	160	11

		63

Semi-Conductors/Instruments (1.1%)
Intel	800	26

Technology Distributors (1.0%)
Arrow Electronics*	200	12
Avnet	300	13

		25

Telephones & Telecommunications (3.0%)
Brocade Communications Systems	1,100	12
Cisco Systems	800	23
Corning	700	15
QUALCOMM	200	14
Verizon Communications	200	9

		73

Total Common Stock
(Cost $994)		1,064

	Face Amount	Value (000)

Repurchase Agreement (1.4%)
Morgan Stanley 0.090%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $34 (collateralized by US Treasury Note, par value $33, 2.125%, 08/15/21; with a total market value of $34)	$34	$34

Total Repurchase Agreement
(Cost $34)		34

Total Investments — 97.4%
(Cost $2,340)		$2,406

Percentages are based on Net Assets of $2,471 (000).

*	Non-income producing security.

ADR	American Depositary Receipt

Cl	Class

GDR	Global Depositary Receipt

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Australia	$—	$30	$—	$30
Austria	—	12	—	12
Belgium	—	12	—	12
Bermuda	33	—	—	33
Brazil	25	—	—	25
Canada	73	—	—	73
Cayman Islands	11	—	—	11
China	—	73	—	73
Finland	—	8	—	8
France	—	80	—	80
Germany	—	104	—	104
Guernsey	11	—	—	11
Hong Kong	9	40	—	49
Indonesia	—	14	—	14
Ireland	12	15	—	27
Israel	—	27	—	27
Italy	—	8	—	8
Japan	—	202	—	202
Mexico	7	—	—	7
Netherlands	—	42	—	42
New Zealand	—	8	—	8
Norway	—	19	—	19
Russia	13	—	—	13
Singapore	10	16	—	26
South Africa	—	23	—	23
South Korea	—	26	—	26
Spain	—	10	—	10
Sweden	—	24	—	24
Switzerland	—	94	—	94
Taiwan	—	27	—	27
Thailand	—	13	—	13
Turkey	—	11	—	11
United Kingdom	24	142	—	166
Total Foreign Common Stock	228	1,080	—	1,308
Common Stock	1,064	—	—	1,064
Repurchase Agreement	—	34	—	34
Total Investments in Securities	$1,292	$1,114	$—	$2,406

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of closed exchanges.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the six months ended April 30, 2015 there were transfers between Level 1 and Level 2 investments in securities.

For the six months ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2015	(Unaudited)

LSV Global Value Fund
Assets:
Investments at Value (Cost $2,340)	$2,406
Foreign Currency, at Value	21
Receivable due from Investment Adviser	11
Dividend and Interest Receivable	6
Deferred Offering Costs (See Note 2)	7
Reclaim Receivable	1
Prepaid Expenses	24
Total Assets	2,476
Liabilities:
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	5
Total Liabilities	5
Net Assets	$2,471

Net Assets Consist of:
Paid-in Capital	$2,381
Undistributed Net Investment Income	13
Accumulated Net Realized Gain on Investments	10
Net Unrealized Appreciation on Investments	66
Net Unrealized Appreciation on Foreign Currency Translation	1
Net Assets	$2,471

Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares ($2,323 ÷ 224,155 shares)(1)	$10.36
Net Asset Value, Offering and Redemption Price Per Share — Investor Shares ($148 ÷ 14,304 shares)(1)	$10.35

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2015	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$29
Foreign Taxes Withheld	(1)
Total Investment Income	28
Expenses:
Investment Advisory Fees	8
Administration Fees	1
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Distribution Fees — Investor Class	—
Transfer Agent Fees	26
Offering Costs	24
Custodian Fees	8
Registration and Filing Fees	3
Printing Fees	1
Insurance and Other Fees	6
Total Expenses	77
Less: Waiver of Investment Advisory Fees	(8)
Less: Reimbursement of Expenses from Investment Adviser	(58)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	11
Net Investment Income	17
Net Realized Gain on Investments	10
Net Realized Loss on Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	110
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	1
Net Realized and Unrealized Gain on Investments	120
Net Increase in Net Assets Resulting from Operations	$137

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the period ended October 31, 2014

	LSV Global Value Fund
	11/1/2014 to 4/30/2015	6/25/2014 to 10/31/2014*
Operations:
Net Investment Income	$17	$7
Net Realized Gain on Investments and Foreign Currency Translation	9	2
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	111	(44)
Net Increase (Decrease) in Net Assets Resulting from Operations	137	(35)
Dividends and Distributions From:
Net Investment Income:
Institutional Class	(10)	—
Investor Class	—	—
Net Realized Gain:
Institutional Class	(2)	—
Investor Class	—	—
Total Dividends and Distributions	(12)	—
Capital Share Transactions:
Institutional Class:
Issued	225	2,000
Reinvestment of Dividends and Distributions	12	—
Net Increase from Institutional Class Capital Share Transactions	237	2,000
Investor Class:
Issued	43	100
Reinvestment of Dividends and Distributions	1	—
Net Increase from Investor Class Capital Share Transactions	44	100
Net Increase in Net Assets Derived from Capital Share Transactions	281	2,100
Total Increase in Net Assets	406	2,065
Net Assets:
Beginning of Period	2,065	—
End of Period (including undistributed net investment income of $13 and $6, respectively)	$2,471	$2,065

*	Commenced operations on June 25, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the period ended October 31, 2014

	LSV Global Value Fund
	11/1/2014 to 4/30/2015	6/25/2014 to 10/31/2014*
Share Transactions:
Institutional Class:
Issued	23	200
Reinvestment of Dividends and Distributions	1	—
Redeemed	—	—
Total Institutional Class Share Transactions	24	200
Share Transactions:
Investor Class:
Issued	4	10
Reinvestment of Dividends and Distributions	—	—
Redeemed	—	—
Total Investor Class Share Transactions	4	10
Net Increase in Shares Outstanding	28	210

*	Commenced operations on June 25, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For the shares outstanding throughout each period For the six months ended April 30, 2015 (Unaudited) and for the period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class
2015*	$9.83	$0.08	$0.51	$0.59	$(0.05)	$(0.01)	$(0.06)	$10.36	6.04%	$2,323	0.90%	6.87%	1.63%	7%
2014**	10.00	0.03	(0.20)	(0.17)	—	—	—	9.83	(1.70)	1,967	0.90	8.17	0.99	2
Investor Class
2015*	$9.83	$0.08	$0.49	$0.57	$(0.04)	$(0.01)	$(0.05)	$10.35	5.85%	$148	1.15%	7.12%	1.63%	7%
2014**	10.00	0.03	(0.20)	(0.17)	—	—	—	9.83	(1.70)	98	1.15	8.31	0.67	2

*	For the first six months ended April 30, 2015. All ratios for the period have been annualized.

**	Commenced operations on June 25, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2015	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth. The Fund commenced operations on June 25, 2014, offering Institutional Class and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities, if any, are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2015, there were eighty-eight securities valued in accordance with Fair Value procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index

Notes to Financial Statements April 30, 2015	(Unaudited)

or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of April 30, 2015, there were eighty-eight securities valued in accordance with fair value procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, authorities (i.e. the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and

Notes to Financial Statements April 30, 2015	(Unaudited)

penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal, and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2015, the remaining amount still to be amortized for the Fund was $7,398.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management the (“Adviser”) and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the Fund paid $783 for these services.

Notes to Financial Statements April 30, 2015	(Unaudited)

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2015, the Fund incurred $146 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2015, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian the (“Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 29, 2016.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2015, were as follows (000):

Purchases	$383
Sales	$160

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

As of October 31, 2014, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$9
Unrealized Depreciation	(44)

Total Accumulated Losses	$(35)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards at October 31, 2014.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,340	$207	$(141)	$66

8.	Other:

At April 30, 2015, 90% of total shares outstanding for the Institutional Class were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2015, 91% of total shares outstanding for the Investor Class were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements April 30, 2015	(Unaudited)

9.	New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No.2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements

Disclosure of Fund Expense (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,060.40	0.90%	$4.60
Investor Shares	1,000.00	1,058.50	1.15	5.87

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.33	0.90%	$4.51
Investor Shares	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-007-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015